Net Income Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net Income Per Unit [Abstract]
Partnership's net income	$ 26,260	$ 19,058
Less:
Partnership's net income available to preferred unit holders	5,628	8,004
General Partner's interest in Partnership's net income	411	216
Partnership's net income available to common unit holders	$ 20,221	$ 10,838
Denominators
Weighted average number of common units outstanding, basic and diluted	110,427,242	88,494,025
Net income per common unit:
Basic and diluted	$ 0.18	$ 0.12